Post-retirement benefits - Effect of change in significant actuarial assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 917	$ 833
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (1,032)	$ (936)
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (641)	$ (577)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 594	$ 525
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (62)	$ (68)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 70	$ 63
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (534)	$ (443)
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 523	$ 440
Pension schemes | UK, US and Sweden
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | plan	3
Pension schemes | UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 610	559
Effect of decrease in actuarial assumption on defined benefit pension obligation	(687)	(628)
Pension schemes | UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(396)	(374)
Effect of decrease in actuarial assumption on defined benefit pension obligation	378	349
Pension schemes | UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(396)	(328)
Effect of decrease in actuarial assumption on defined benefit pension obligation	395	326
Pension schemes | UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap		205
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap		(205)
Pension schemes | Rest of Group defined benefit plans | US | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	93	91
Effect of decrease in actuarial assumption on defined benefit pension obligation	(99)	(97)
Pension schemes | Rest of Group defined benefit plans | US | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(32)	(30)
Effect of decrease in actuarial assumption on defined benefit pension obligation	32	30
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	214	183
Effect of decrease in actuarial assumption on defined benefit pension obligation	(246)	(211)
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(245)	(203)
Effect of decrease in actuarial assumption on defined benefit pension obligation	216	176
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(62)	(68)
Effect of decrease in actuarial assumption on defined benefit pension obligation	70	63
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(106)	(85)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 96	$ 84